Segment Information - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	9,093,170	9,514,222	6,840,011
Operating segments [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	8,317,691	9,514,222	6,840,011
Operating segments [member] | Electricity distribution [member]
Disclosure of operating segments [line items]
Revenue	775,479	0	0
Operating segments [member] | Cogeneration [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	389,732	437,327	315,925
Operating segments [member] | Other [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	59,104	64,660	60,641
Operating segments [member] | Industrial [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	5,030,738	6,045,600	4,411,737
Operating segments [member] | Residential [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,381,597	1,295,107	986,073
Operating segments [member] | Automotive [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	220,130	350,637	262,813
Operating segments [member] | Construction revenue [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	885,630	813,341	415,753
Operating segments [member] | Commercial [member] | Gas distribution [member]
Disclosure of operating segments [line items]
Revenue	350,760	507,550	387,069
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Revenue	31,661,546	28,835,309	19,798,546
Operating segments [member] | Raizen Energia S.A. [member] | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	12,372,878	11,388,766	8,569,437
Operating segments [member] | Raizen Energia S.A. [member] | Sugar [member]
Disclosure of operating segments [line items]
Revenue	10,241,141	3,925,499	3,670,749
Operating segments [member] | Raizen Energia S.A. [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	2,282,158	3,934,639	2,836,658
Operating segments [member] | Raizen Energia S.A. [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	483,136	149,573	648,753
Operating segments [member] | Raizen Energia S.A. [member] | Gas [member]
Disclosure of operating segments [line items]
Revenue	1,655,484	2,967,137	758,572
Operating segments [member] | Raizen Energia S.A. [member] | Diesel [member]
Disclosure of operating segments [line items]
Revenue	4,626,749	6,469,695	3,314,377
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Revenue	86,388,176	100,514,154	85,204,091
Operating segments [member] | Raizen Combustiveis [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	1,045,434	1,513,492	1,172,254
Operating segments [member] | Raizen Combustiveis [member] | Fuels [member]
Disclosure of operating segments [line items]
Revenue	85,342,742	99,000,662	84,031,837
Operating segments [member] | Gas and Energy [Member]
Disclosure of operating segments [line items]
Revenue	9,093,170	9,514,222	6,840,011
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue	4,415,575	4,046,296	3,449,949
Operating segments [member] | Moove [member] | Finished goods [member]
Disclosure of operating segments [line items]
Revenue	3,891,551	3,786,636	3,096,658
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	392,153	194,353	317,878
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	131,871	65,307	35,413
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	6,966,159	7,087,840	6,584,937
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	5,270,436	5,313,757	4,913,437
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,409,872	1,478,314	1,412,300
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	285,851	295,769	259,200
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	818	98	(1)
Deconsolidation of joint ventures, adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	R$ (118,087,609)	R$ (129,386,510)	R$ (105,042,765)